Convertible Unsecured Subordinated Debentures	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Unsecured Subordinated Debentures
Convertible Unsecured Subordinated Debentures

Maturity date	March 31, 2026
Interest rate	5.00%
Conversion price per share	$10.60
Receipt of Initial instalment, net of deferred financing costs	$357,694
Amortization of deferred financing costs	925
Carrying value at December 31, 2016	358,619
Receipt of Final instalment, net of deferred financing costs	743,881
Amortization of deferred financing costs	1,134
Conversion to common shares	$(1,102,416)
Carrying value at December 31, 2017	$1,218
Face value at December 31, 2017	$1,277

On March 1, 2016, the Company completed the sale of $1,150,000 aggregate principal amount of 5.0% convertible debentures.
The convertible debentures were sold on an instalment basis at a price of $1,000 principal amount of debenture, of which $333 was received on closing of the debenture offering and the remaining $667 (the “Final Instalment”) was received on February 2, 2017 (“Final Instalment Date”) following satisfaction of conditions precedent to the closing of the acquisition of Empire (note 3(a)). The proceeds received from the initial and final instalments, net of financing costs were $357,694 and $743,881, respectively.

14.	Convertible Unsecured Subordinated Debentures (continued)
The convertible debentures mature on March 31, 2026 and bore interest at an annual rate of 5% per $1,000 principal amount of convertible debentures until and including the Final Instalment Date, after which the interest rate is 0%. The interest expense recorded for the year ended December 31, 2017 is $9,373 (2016 - $48,205). As the Final Instalment Date occurred prior to the first anniversary of the closing of the debenture offering, holders of the convertible debentures who paid the final instalment by February 2, 2017 received, in addition to the payment of accrued and unpaid interest, a make-whole payment, representing the interest that would have accrued from the day following the Final Instalment Date up to and including March 1, 2017.
The debentures are convertible into up to 108,490,566 common shares. As at December 31, 2017, a total of 108,370,081 common shares of the company were issued (Note 15), representing conversion into common shares of 99.9% of the convertible debentures.
After the Final Instalment Date, any debentures not converted into common shares may be redeemed by the Company at a price equal to their principal amount plus any unpaid interest, which accrued prior to and including the Final Instalment Date. At maturity, the Company will have the right to pay the principal amount due in cash or in common shares. In the case of common shares, such shares will be valued at 95% of their weighted average trading price on the Toronto Stock Exchange for the 20 consecutive trading days ending five trading days preceding the maturity date.